Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Inventory obsolescence		$ 457,000	$ 535,000
Raw Materials
Inventory [Line Items]
Inventory obsolescence	57,302	156,188	26,249
Work in Progress
Inventory [Line Items]
Inventory obsolescence	$ 404,509	$ 301,215	$ 508,938